INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Raw materials, parts and supplies	$ 1,804	$ 1,707
Finished products	3,085	3,169
Inventories, net	4,889	4,876
Valuation adjustment for slow inventory	$ 232	$ 232